CITIGROUP [LOGO]





May 4, 2004


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      ICM Series Trust
         File Nos.  333-40819; 811-08507
         CIK: 0001049629


Ladies and Gentlemen:

On behalf of ICM Series Trust (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the forms of Prospectus and Statement of Additional Information dated May 1, 2004, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on April 29, 2004, accession number 0001275125-04-000109.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6611.


Sincerely,

/s/ Dana A. Lukens

Dana A. Lukens
Forum Administrative Services, LLC


Enclosure


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